Prepayments, receivables and other assets, net (Details) (Parenthetical) $ in Thousands	Sep. 30, 2024 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Deposits	$ 1,000
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Deposits	$ 5,800